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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08220
Voya Variable Products Trust
(Exact name of registrant as specified in charter)
7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)
CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-992-0180
Date of fiscal year end: December 31
Date of reporting period: January 1, 2015 to June 30, 2015

Item 1. Reports to Stockholders.
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2015
Classes ADV, I, S and S2
Voya Variable Products Trust
■
Voya MidCap Opportunities Portfolio

■
Voya SmallCap Opportunities Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Should I Stay or Should I Go?
Dear Shareholder,
The lyrics of The Clash’s 1981 hit referenced in the title of this letter seem to fit the current impasse between Greece and the leadership of the euro zone: “If I go there will be trouble / and if I stay it will be double.”
In a referendum on July 5, Greek voters decisively rejected what they perceived as unreasonable demands by the European Union: further tax increases and spending cuts as a condition for continued support. The country then missed a scheduled debt payment to the International Monetary Fund; Greek citizens endured more than three weeks of intensified hardship as banks closed and money got scarce. As of this writing, Greece has accepted the terms of a third bailout offer. Approval of the new offer forestalls a Greek euro zone exit and keep Greek banks open, but it remains unclear whether Greece can live up to the demands of the deal and reform its economy. Will the problems in Greece spill over into the global financial markets? We believe that some investors may seek perceived safety by bidding up the prices of U.S. Treasury securities. Also, there may be volatility in European and Asian equity markets, where the Greek situation might amplify other, local challenges. In aggregate, however, we believe the effects on the global economy and financial markets will be contained.
As always, it’s important to keep focused on your long-term reasons for investing and not get distracted by day-to-day market gyrations. We believe that attempting to time markets is more often than not an exercise in futility and can impair your portfolio’s potential to help achieve your long-term goals. Please thoroughly discuss any contemplated changes with your investment advisor before taking any action.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,

Shaun Mathews
President and Chief Executive Officer
August 5, 2015
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2015

After a volatile last few months of 2014, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, maintained an uneven advance in the first half of our fiscal year. The Index rose 4.14% over the six months, but by the end the forces driving financial markets had substantially changed. (The Index returned 2.63% for the six-months ended June 30, 2015, measured in U.S. dollars.)
For much of 2014 it seemed that the only credible major growth story in the world was that the U.S. Markets took the October end of U.S. quantitative easing in stride and much of the economic data remained positive into 2015. In particular, employment was a source of strength. While reservations remained about the low labor force participation rate and sluggish wage growth, by June more than 200,000 jobs had been created in 14 out of the previous 15 months and the unemployment rate was down to 5.5%. New and existing home sales ended the period at the highest rates since before 2010.
But other reports painted a less optimistic picture. Gross domestic product (“GDP”) fell 0.2% annualized in the first quarter of 2015, in part due to the effects of another harsh winter, after rising 2.2% in the previous quarter. Industrial production and factory orders seemed to be in a downward drift. Other series showed no clear pattern, like retail sales, despite lower gasoline prices. As for oil prices, the price of a barrel of oil bounced from its mid-March low, but still ended June at two thirds of its level nine months earlier. While this would boost consumption in time, the more immediate effect was to reduce profits and investment in the energy sector and in industries that service it.
Superimposed on this was the prospect of rising U.S. interest rates. The U.S. Federal Reserve Board’s (“Fed’s”) June report suggested at least one increase by the end of 2015, while stressing that the process would be data driven and the trajectory of increases low. But the Fed had not increased rates for nine years and many investors feared that it would feel pressed to act before the economy was really ready.
Outside of the U.S., annual GDP growth in China decelerated to 7.0% in the first quarter of 2015, the slowest in six years, depressing in addition demand in the world’s commodity supplying countries. Japan was still struggling to create inflation despite the central bank’s accumulation of 20% of all in-force Japanese government bonds.
But it was the euro zone that attracted most of the attention. The region entered 2015 after growth of barely 1% in 2014, unemployment perched at 11.5% and consumer prices falling. In Greece, a new government was mandated in January to ease the terms of its €240 billion bailout and roll back reforms. Its attempts to do so were repelled by creditors and as June ended, Greece, with its banks shuttered, faced ejection from the euro zone, with unknowable side effects. But by then the European Central Bank had at last implemented a program of quantitative easing, the elixir that despite all else, might drive asset prices higher, judging from the experience of the U.S. and Japan. The euro and its interest rates fell: good for business, and within a few weeks it seemed, the gloomy euro zone data were turning. The unemployment rate edged down to 11.1%, prices stopped falling and GDP rose 0.4% in the first quarter of 2015. Increasingly, buy euro zone equities, preferably currency-hedged, sell U.S., was the trade in the news.
In U.S. fixed income markets, the Treasury yield curve steepened through June and the Barclays Long-Term U.S. Treasury sub-index returned -4.67%. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds, lost just 0.10%, reflecting small moves in major sub-indices: Barclays U.S. Corporate Investment Grade Bond -0.92%; Barclays U.S. Mortgage Backed Securities 0.31% and Barclays U.S. Treasury Bond 0.03%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) returned 2.53%.
U.S. equities, represented by the S&P 500® Index including dividends, gained 1.23% in the first half of the fiscal year. The mergers and acquisitions driven health care sector did best, soaring 24.17%. Three sectors lost ground: not surprisingly led by energy, down 22.20%. S&P 500® earnings per share were still edging up, despite the effect of lower energy prices and the strong dollar on the value of overseas revenues. They were boosted in part by continuing high levels of share buybacks: $553 billion in 2014, the highest since 2007.
In currencies, the dollar rallied strongly against the euro, up 8.53% on the euro, as euro zone quantitative easing drove down interest rates. The dollar gained 2.27% on the yen, after continued monetary easing in Japan and a partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). But the dollar slipped 0.86% against the pound. The UK has a comparable growth story to the U.S., and an acceleration in average wages reported in June, brought forward the likelihood of a rate increase.
In international markets, the MSCI Japan® Index surged 15.96%, with exporters benefiting from the lower yen and all sectors from the GPIF’s rebalancing into stocks. The MSCI Europe ex UK® Index gained 10.16%, eclipsing in April its previous record from 2007. Quantitative easing, plus the declining euro that went with it, ultimately trumped the still weak economic data and Greece-driven uncertainties that prevailed through most of the period. The MSCI UK® Index added just 1.13%, with sizeable losses from the energy and materials sectors. The 15 largest names in the UK index: multinationals accounting for half of its value, returned an average of  -1.05%.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long-Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Mortgage Backed Securities Index	The Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*
Voya MidCap Opportunities Portfolio
Class ADV	$1,000.00	$1,034.50	1.31%	$6.61	$1,000.00	$1,018.30	1.31%	$6.56
Class I	1,000.00	1,036.90	0.81	4.09	1,000.00	1,020.78	0.81	4.06
Class S	1,000.00	1,036.20	1.06	5.35	1,000.00	1,019.54	1.06	5.31
Class S2	1,000.00	1,034.90	1.21	6.10	1,000.00	1,018.79	1.21	6.06
Voya SmallCap Opportunities Portfolio
Class ADV	$1,000.00	$1,074.30	1.38%	$7.10	$1,000.00	$1,017.95	1.38%	$6.90
Class I	1,000.00	1,076.60	0.88	4.53	1,000.00	1,020.43	0.88	4.41
Class S	1,000.00	1,075.40	1.13	5.81	1,000.00	1,019.19	1.13	5.66
Class S2	1,000.00	1,074.50	1.28	6.58	1,000.00	1,018.45	1.28	6.41

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
ASSETS:
Investments in securities at fair value+*	$1,445,476,576	$357,797,737
Short-term investments at fair value**	28,253,000	26,142,208
Total investments at fair value	$1,473,729,576	$383,939,945
Cash	4,122	342
Receivables:
Investment securities sold	40,790,063	1,889,095
Fund shares sold	929,376	143,192
Dividends	463,378	203,247
Prepaid expenses	5,719	1,234
Other assets	20,585	4,795
Total assets	1,515,942,819	386,181,850
LIABILITIES:
Payable for investment securities purchased	50,743,460	3,436,509
Payable for fund shares redeemed	62,537	572,454
Payable upon receipt of securities loaned	—	12,834,077
Payable for investment management fees	940,404	253,317
Payable for distribution and shareholder service fees	188,171	41,426
Payable for directors fees	7,502	1,739
Payable to directors under the deferred compensation plan (Note 6)	20,585	4,795
Other accrued expenses and liabilities	273,294	67,286
Total liabilities	52,235,953	17,211,603
NET ASSETS	$1,463,706,866	$368,970,247
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$994,312,082	$247,575,103
Distributions in excess of net investment income	(1,273,601)	(417,439)
Accumulated net realized gain	277,353,214	50,494,170
Net unrealized appreciation	193,315,171	71,318,413
NET ASSETS	$1,463,706,866	$368,970,247
+ Including securities loaned at value	$—	$12,534,435
* Cost of investments in securities	$1,252,161,405	$286,479,324
** Cost of short-term investments	$28,253,000	$26,142,208
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
Class ADV
Net assets	$143,245,767	$56,803,224
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	9,550,227	2,013,792
Net asset value and redemption price per share	$15.00	$28.21
Class I
Net assets	$721,159,075	$228,383,764
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	45,837,917	7,589,617
Net asset value and redemption price per share	$15.73	$30.09
Class S
Net assets	$585,042,825	$78,708,007
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	38,525,281	2,731,342
Net asset value and redemption price per share	$15.19	$28.82
Class S2
Net assets	$14,259,199	$5,075,252
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	941,700	178,512
Net asset value and redemption price per share	$15.14	$28.43
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,875,219	$1,306,585
Securities lending income, net	6,569	31,821
Total investment income	5,881,788	1,338,406
EXPENSES:
Investment management fees(1)	5,209,548	1,330,139
Distribution and shareholder service fees:
Class ADV	359,131	131,307
Class S	752,633	97,978
Class S2	36,183	12,281
Transfer agent fees	2,093	260
Administrative service fees(1)	494,261	111,456
Shareholder reporting expense	95,025	19,910
Professional fees	69,241	16,895
Custody and accounting expense	78,192	19,910
Directors fees	22,505	5,216
Miscellaneous expense	24,447	8,432
Interest expense	951	39
Total expenses	7,144,210	1,753,823
Net waived and reimbursed fees	(7,236)	(2,456)
Net expenses	7,136,974	1,751,367
Net investment loss	(1,255,186)	(412,961)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	90,686,136	15,318,340
Foreign currency related transactions	430	—
Net realized gain	90,686,566	15,318,340
Net change in unrealized appreciation (depreciation) on:
Investments	(36,066,670)	10,175,739
Foreign currency related transactions	1,827	—
Net change in unrealized appreciation (depreciation)	(36,064,843)	10,175,739
Net realized and unrealized gain	54,621,723	25,494,079
Increase in net assets resulting from operations	$53,366,537	$25,081,118
* Foreign taxes withheld	$13,542	$—

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya MidCap Opportunities Portfolio		Voya SmallCap Opportunities Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income (loss)	$(1,255,186)	$5,062,589	$(412,961)	$(548,150)
Net realized gain	90,686,566	192,720,534	15,318,340	37,876,510
Net change in unrealized appreciation (depreciation)	(36,064,843)	(78,269,996)	10,175,739	(20,492,687)
Increase in net assets resulting from operations	53,366,537	119,513,127	25,081,118	16,835,673
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(372,599)	—	—
Class I	—	(2,906,345)	—	—
Class S	—	(2,115,878)	—	—
Class S2	—	(41,187)	—	—
Net realized gains:
Class ADV	—	(21,781,737)	—	(4,289,810)
Class I	—	(107,183,194)	—	(16,435,008)
Class S	—	(94,686,748)	—	(7,206,064)
Class S2	—	(2,148,091)	—	(404,768)
Total distributions	—	(231,235,779)	—	(28,335,650)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	63,429,292	135,276,944	40,018,104	34,764,289
Reinvestment of distributions	—	231,235,779	—	28,335,650
	63,429,292	366,512,723	40,018,104	63,099,939
Cost of shares redeemed	(149,808,779)	(401,000,843)	(22,687,712)	(57,691,615)
Net increase (decrease) in net assets resulting from capital share transactions	(86,379,487)	(34,488,120)	17,330,392	5,408,324
Net increase (decrease) in net assets	(33,012,950)	(146,210,772)	42,411,510	(6,091,653)
NET ASSETS:
Beginning of year or period	1,496,719,816	1,642,930,588	326,558,737	332,650,390
End of year or period	$1,463,706,866	$1,496,719,816	$368,970,247	$326,558,737
Distributions in excess of net investment income/Accumulated net investment loss at end of year or period	$(1,273,601)	$(18,415)	$(417,439)	$(4,478)

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya MidCap Opportunities Portfolio
Class ADV
06-30-15	14.50	(0.04)•	0.54	0.50	—	—	—	—	—	15.00	3.45	1.31	1.31	1.31	(0.52)	143,246	53
12-31-14	16.02	(0.00)*•	1.11	1.11	0.04	2.59	—	2.63	—	14.50	8.29	1.30	1.30	1.30	(0.03)	143,532	98
12-31-13	12.51	(0.05)	3.92	3.87	—	0.36	—	0.36	—	16.02	31.34	1.30	1.30	1.30	(0.34)	143,300	81
12-31-12	11.34	0.01	1.52	1.53	0.04	0.32	—	0.36	—	12.51	13.61	1.34	1.34	1.34	0.09	81,463	89
12-31-11	11.46	(0.02)	(0.10)	(0.12)	—	—	—	—	—	11.34	(1.05)	1.34	1.34	1.34	(0.23)	40,497	90
12-31-10	8.88	0.08•	2.54	2.62	0.04	—	—	0.04	—	11.46	29.57	1.36	1.29†	1.29†	0.75†	15,119	96
Class I
06-30-15	15.17	(0.00)*	0.56	0.56	—	—	—	—	—	15.73	3.69	0.81	0.81	0.81	(0.02)	721,159	53
12-31-14	16.58	0.08	1.16	1.24	0.06	2.59	—	2.65	—	15.17	8.85	0.80	0.80	0.80	0.49	733,894	98
12-31-13	12.88	0.02	4.05	4.07	0.01	0.36	—	0.37	—	16.58	31.97	0.80	0.80	0.80	0.16	796,010	81
12-31-12	11.63	0.07	1.57	1.64	0.07	0.32	—	0.39	—	12.88	14.20	0.84	0.84	0.84	0.56	614,151	89
12-31-11	11.69	0.03	(0.09)	(0.06)	—	—	—	—	—	11.63	(0.51)	0.84	0.84	0.84	0.24	435,027	90
12-31-10	9.03	0.06	2.67	2.73	0.07	—	—	0.07	—	11.69	30.36	0.86	0.79†	0.79†	0.62†	350,626	96
Class S
06-30-15	14.66	(0.02)•	0.55	0.53	—	—	—	—	—	15.19	3.62	1.06	1.06	1.06	(0.27)	585,043	53
12-31-14	16.14	0.04	1.12	1.16	0.05	2.59	—	2.64	—	14.66	8.56	1.05	1.05	1.05	0.24	605,241	98
12-31-13	12.57	(0.01)	3.94	3.93	—	0.36	—	0.36	—	16.14	31.68	1.05	1.05	1.05	(0.09)	689,091	81
12-31-12	11.37	0.04	1.53	1.57	0.05	0.32	—	0.37	—	12.57	13.92	1.09	1.09	1.09	0.29	435,586	89
12-31-11	11.46	(0.00)*	(0.09)	(0.09)	—	—	—	—	—	11.37	(0.79)	1.09	1.09	1.09	(0.04)	414,381	90
12-31-10	8.86	0.03•	2.62	2.65	0.05	—	—	0.05	—	11.46	29.96	1.11	1.04†	1.04†	0.35†	450,115	96
Class S2
06-30-15	14.63	(0.03)•	0.54	0.51	—	—	—	—	—	15.14	3.49	1.31	1.21	1.21	(0.41)	14,259	53
12-31-14	16.13	0.01	1.13	1.14	0.05	2.59	—	2.64	—	14.63	8.39	1.30	1.20	1.20	0.06	14,052	98
12-31-13	12.58	(0.03)	3.94	3.91	—	0.36	—	0.36	—	16.13	31.49	1.30	1.20	1.20	(0.24)	14,530	81
12-31-12	11.38	0.02	1.54	1.56	0.04	0.32	—	0.36	—	12.58	13.79	1.34	1.24	1.24	0.18	7,243	89
12-31-11	11.49	(0.01)	(0.10)	(0.11)	—	—	—	—	—	11.38	(0.96)	1.34	1.24	1.24	(0.13)	3,314	90
12-31-10	8.89	0.08•	2.56	2.64	0.04	—	—	0.04	—	11.49	29.67	1.36	1.19†	1.19†	0.71†	900	96
Voya SmallCap Opportunities Portfolio
Class ADV
06-30-15	26.26	(0.08)•	2.03	1.95	—	—	—	—	—	28.21	7.43	1.38	1.38	1.38	(0.60)	56,803	21
12-31-14	27.68	(0.14)•	1.29	1.15	—	2.57	—	2.57	—	26.26	5.07	1.38	1.38	1.38	(0.53)	48,982	33
12-31-13	21.37	(0.16)•	8.07	7.91	—	1.60	—	1.60	—	27.68	38.39	1.38	1.38	1.38	(0.63)	42,105	40
12-31-12	20.73	(0.07)•	3.00	2.93	—	2.29	—	2.29	—	21.37	14.63	1.41	1.41	1.41	(0.34)	14,236	57
12-31-11	20.67	(0.14)•	0.20	0.06	—	—	—	—	—	20.73	0.29	1.40	1.40	1.40	(0.67)	4,819	72
12-31-10	15.69	(0.10)•	5.08	4.98	—	—	—	—	—	20.67	31.74	1.40	1.40†	1.40†	(0.57)†	2,120	97
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya SmallCap Opportunities Portfolio (continued)
Class I
06-30-15	27.95	(0.01)•	2.15	2.14	—	—	—	—	—	30.09	7.66	0.88	0.88	0.88	(0.10)	228,384	21
12-31-14	29.14	(0.01)	1.39	1.38	—	2.57	—	2.57	—	27.95	5.62	0.88	0.88	0.88	(0.03)	195,608	33
12-31-13	22.32	(0.04)	8.46	8.42	—	1.60	—	1.60	—	29.14	39.06	0.88	0.88	0.88	(0.16)	196,665	40
12-31-12	21.46	0.01	3.14	3.15	—	2.29	—	2.29	—	22.32	15.18	0.91	0.91	0.91	0.03	136,300	57
12-31-11	21.28	(0.04)	0.22	0.18	—	—	—	—	—	21.46	0.85	0.90	0.90	0.90	(0.17)	117,965	72
12-31-10	16.08	(0.02)	5.22	5.20	—	—	—	—	—	21.28	32.34	0.90	0.90†	0.90†	(0.14)†	113,938	97
Class S
06-30-15	26.80	(0.05)•	2.07	2.02	—	—	—	—	—	28.82	7.54	1.13	1.13	1.13	(0.36)	78,708	21
12-31-14	28.12	(0.08)	1.33	1.25	—	2.57	—	2.57	—	26.80	5.35	1.13	1.13	1.13	(0.29)	77,319	33
12-31-13	21.64	(0.10)•	8.18	8.08	—	1.60	—	1.60	—	28.12	38.71	1.13	1.13	1.13	(0.42)	89,527	40
12-31-12	20.91	(0.05)	3.07	3.02	—	2.29	—	2.29	—	21.64	14.95	1.16	1.16	1.16	(0.22)	68,682	57
12-31-11	20.80	(0.10)	0.21	0.11	—	—	—	—	—	20.91	0.53	1.15	1.15	1.15	(0.47)	63,588	72
12-31-10	15.75	(0.07)	5.12	5.05	—	—	—	—	—	20.80	32.06	1.15	1.15†	1.15†	(0.39)†	71,992	97
Class S2
06-30-15	26.46	(0.07)•	2.04	1.97	—	—	—	—	—	28.43	7.45	1.38	1.28	1.28	(0.50)	5,075	21
12-31-14	27.84	(0.11)	1.30	1.19	—	2.57	—	2.57	—	26.46	5.19	1.38	1.28	1.28	(0.43)	4,649	33
12-31-13	21.47	(0.13)	8.10	7.97	—	1.60	—	1.60	—	27.84	38.50	1.38	1.28	1.28	(0.57)	4,354	40
12-31-12	20.79	(0.06)•	3.03	2.97	—	2.29	—	2.29	—	21.47	14.79	1.41	1.31	1.31	(0.27)	3,205	57
12-31-11	20.71	(0.11)•	0.19	0.08	—	—	—	—	—	20.79	0.39	1.40	1.30	1.30	(0.56)	1,472	72
12-31-10	15.71	(0.09)•	5.09	5.00	—	—	—	—	—	20.71	31.83	1.40	1.30†	1.30†	(0.50)†	344	97

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†
Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Products Trust (the “Trust”) is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. There are two active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Trust: Voya MidCap Opportunities Portfolio (“MidCap Opportunities”) and Voya SmallCap Opportunities Portfolio (“SmallCap Opportunities”), each a diversified series of the Trust. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.
Each Portfolio offers the following classes of shares: Adviser Class (“Class ADV”), Class I, Class S, and Service 2 Class (“Class S2”). Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments oversees all investment advisory and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolios are open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, a Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which a Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine a Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments.
For the six months ended June 30, 2015, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid.
Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.
H. Securities Lending. Each Portfolio may temporarily loan up to 33% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides each Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
I. Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or are securities offered pursuant to Section 4(a)(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as that term is used in the 1940 Act, determined in good faith under procedures approved by the Board.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2015, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
	Purchases	Sales
MidCap Opportunities	$783,026,708	$879,056,906
SmallCap Opportunities	80,563,866	71,384,400
NOTE 4 — INVESTMENT MANAGEMENT FEES
Prior to May 1, 2015, the Portfolios had entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Management Agreement compensated the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates. Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.
MidCap Opportunities	0.75% on the first $250 million;
0.70% on the next $400 million;
0.65% on the next $450 million; and
0.60% in excess of $1.1 billion
SmallCap Opportunities	0.75% on the first $250 million;
0.70% on the next $250 million;
0.65% on the next $250 million;
0.60% on the next $250 million; and
0.55% in excess of $1 billion
Also, prior to May 1, 2015, the Portfolios had entered into an administrative agreement (“Administrative Agreement”) with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for each Portfolio’s operations and was responsible for the supervision of other service providers. For its services, the Administrator was entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. Amounts paid to the Administrator through April 30, 2015 are reflected as

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

administrative service fees on the accompanying Statements of Operations.
Effective May 1, 2015, the terms of the Portfolios’ Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Portfolios’ Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolios and there is no change to the investment management or administrative services provided.
The Amended and Restated Investment Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through June 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.
MidCap Opportunities	0.85% on the first $250 million;
0.80% on the next $400 million;
0.75% on the next $450 million; and
0.70% in excess of $1.1 billion
SmallCap Opportunities	0.85% on the first $250 million;
0.80% on the next $250 million;
0.75% on the next $250 million;
0.70% on the next $250 million; and
0.65% in excess of $1 billion
NOTE 5 — SHAREHOLDER SERVICE AND DISTRIBUTION FEES
Class ADV and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to Class S2 of the Portfolios, so that the actual fee paid by Class S2 of a Portfolio is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board.
Class S shares of the Portfolios are subject to a Shareholder Services Plan (the “Shareholder Services Plan”). Under the Shareholder Services Plan, each
Portfolio pays the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class S shares and for shareholder services provided by securities dealers.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2015, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	SmallCap Opportunities	11.49%
Voya Institutional Trust Company	MidCap Opportunities	9.10
	SmallCap Opportunities	32.10
Voya Insurance and Annuity Company	MidCap Opportunities	34.60
	SmallCap Opportunities	15.22
Voya Retirement Insurance and Annuity Company	MidCap Opportunities	32.82
	SmallCap Opportunities	38.21
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, if certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit the expenses excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class S	Class S2
MidCap Opportunities(1)	1.40%	0.90%	1.10%	1.30%
SmallCap Opportunities	1.42%	0.92%	1.17%	1.32%

(1)
Pursuant to a side letter agreement, the Investment Adviser has further lowered the expense limits for MidCap Opportunities to 1.35%, 0.85%, 1.10%, and 1.25% for Class ADV, Class I, Class S and Class S2, respectively. The side letter agreement will continue through May 1, 2016. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2015, the Portfolios did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
These amounts do not include shareholding servicing fees voluntarily waived by the Distributor.
The Expense Limitation Agreement is contractual through May 1, 2016 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase or sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolio utilized the line of credit during the period ended June 30, 2015:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
MidCap Opportunities	4	$7,623,750	1.13%

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
MidCap Opportunities
Class ADV
6/30/2015	388,460	—	—	(737,831)	(349,371)	5,874,852	—	—	(10,997,933)	(5,123,081)
12/31/2014	587,498	—	1,652,278	(1,285,676)	954,100	9,047,099	—	22,154,336	(19,942,710)	11,258,725

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
MidCap Opportunities (continued)
Class I
6/30/2015	2,985,745	—	—	(5,524,293)	(2,538,548)	46,782,861	—	—	(85,854,747)	(39,071,886)
12/31/2014	7,070,791	—	7,847,260	(14,551,084)	366,967	113,909,576	—	110,089,539	(234,136,573)	(10,137,458)
Class S
6/30/2015	646,969	—	—	(3,403,550)	(2,756,581)	9,912,302	—	—	(51,797,748)	(41,885,446)
12/31/2014	620,496	—	7,139,010	(9,172,773)	(1,413,267)	9,560,086	—	96,802,626	(142,592,458)	(36,229,746)
Class S2
6/30/2015	57,448	—	—	(76,261)	(18,813)	859,277	—	—	(1,158,351)	(299,074)
12/31/2014	173,722	—	161,775	(275,909)	59,588	2,760,183	—	2,189,278	(4,329,102)	620,359
SmallCap Opportunities
Class ADV
6/30/2015	236,966	—	—	(88,360)	148,606	6,514,549	—	—	(2,411,368)	4,103,181
12/31/2014	357,817	—	179,565	(193,522)	343,860	9,652,003	—	4,289,810	(5,171,465)	8,770,348
Class I
6/30/2015	1,004,701	—	—	(414,523)	590,178	29,473,113	—	—	(11,934,231)	17,538,882
12/31/2014	703,975	—	647,302	(1,101,900)	249,377	19,841,775	—	16,435,008	(31,233,528)	5,043,255
Class S
6/30/2015	126,771	—	—	(280,960)	(154,189)	3,492,780	—	—	(7,877,448)	(4,384,668)
12/31/2014	152,709	—	295,816	(747,221)	(298,696)	4,204,925	—	7,206,064	(20,285,499)	(8,874,510)
Class S2
6/30/2015	19,510	—	—	(16,724)	2,786	537,662	—	—	(464,665)	72,997
12/31/2014	39,300	—	16,823	(36,814)	19,309	1,065,586	—	404,768	(1,001,123)	469,231
NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolios of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.
The following is a summary of the Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2015:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

SmallCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$51,726	$(51,726)	$—
Deutsche Bank Securities Inc.	131,519	(131,519)	—
Goldman Sachs & Company	3,594,598	(3,594,598)	—
JPMorgan Clearing Corp.	939,987	(939,987)	—
Morgan Stanley & Co. LLC	811,091	(811,091)	—
National Financial Services LLC	1,408,290	(1,408,290)	—
RBC Dominion Securities Inc	1,897,188	(1,897,188)	—
Scotia Capital (USA) Inc	499,406	(499,406)	—
UBS Securities LLC.	1,805,779	(1,805,779)	—
Wells Fargo Securities LLC	1,394,851	(1,394,851)	—
Total	$12,534,435	$(12,534,435)	$—

(1)
Collateral with a fair value of  $12,834,077 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS
All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by a Portfolio and their corresponding risks, see each Portfolio’s most recent Prospectus and/or the Statement of Additional Information.
Foreign Investments and/or Developing and Emerging Markets (MidCap Opportunities). Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2015. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2014 was as follows:
	Ordinary Income	Long-term Capital Gains
MidCap Opportunities	$74,099,194	$157,136,585
SmallCap Opportunities	9,026,369	19,309,281
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2014 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
MidCap Opportunities	$36,954,753	$152,228,499	$227,124,805	$(165,925)	2016
				(95,470)	2017
				$(261,395)*
SmallCap Opportunities	3,955,829	32,010,418	60,352,257	—	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2010.
As of June 30, 2015, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.
NOTE 13 — RESTRUCTURING PLAN
Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).
In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.
In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in
Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and Sub-Adviser provide services to the Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, in 2013, shareholders of each Portfolio approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.
On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Investment Adviser represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Portfolios will not be asked to vote again on the new agreements with the Investment Adviser and affiliated sub-adviser.
In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.
NOTE 14 — SUBSEQUENT EVENTS
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Consumer Discretionary	24.0%
Information Technology	19.9%
Health Care	15.2%
Industrials	14.1%
Financials	9.4%
Consumer Staples	7.4%
Materials	5.5%
Energy	2.3%
Telecommunication Services	1.0%
Assets in Excess of Other Liabilities*	1.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Consumer Discretionary: 24.0%
232,320 @	AMC Networks, Inc.	$19,015,392	1.3
373,825	Brinker International, Inc.	21,551,011	1.5
41,414 @	Chipotle Mexican Grill, Inc.	25,055,056	1.7
554,102	Coach, Inc.	19,177,470	1.3
190,850	Dollar General Corp.	14,836,679	1.0
133,990	Domino’s Pizza, Inc.	15,194,466	1.1
382,368 @	Five Below, Inc.	15,115,007	1.0
199,930	Hasbro, Inc.	14,952,765	1.0
898,100 @	Hilton Worldwide Holdings, Inc.	24,742,655	1.7
420,824	Jarden Corp.	21,777,642	1.5
356,246	Kohl’s Corp.	22,304,562	1.5
158,451	Lear Corp.	17,787,709	1.2
278,510 @	Lululemon Athletica, Inc.	18,186,703	1.3
187,523	Marriott International, Inc.	13,949,836	1.0
370,806	Ross Stores, Inc.	18,024,880	1.2
492,056 @	Starz	22,004,744	1.5
217,595	Tractor Supply Co.	19,570,494	1.3
176,957 @	Ulta Salon Cosmetics & Fragrance, Inc.	27,331,009	1.9
		350,578,080	24.0
	Consumer Staples: 7.4%
232,019	Church & Dwight Co., Inc.	18,823,702	1.3
509,659	Coca-Cola Enterprises, Inc.	22,139,587	1.5
345,155	Hain Celestial Group, Inc.	22,731,908	1.6
220,867 @	Monster Beverage Corp.	29,600,595	2.0
1,763,809 @	Rite Aid Corp.	14,727,805	1.0
		108,023,597	7.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: 2.3%
661,001	Other Securities	$33,064,856	2.3
	Financials: 9.4%
94,007 @	Affiliated Managers Group, Inc.	20,549,930	1.4
204,662	Ameriprise Financial, Inc.	25,568,424	1.7
315,906 @	Aon PLC	31,489,510	2.2
315,854	Extra Space Storage, Inc.	20,599,998	1.4
113,030	Intercontinental Exchange, Inc.	25,274,638	1.7
244,463	Lincoln National Corp.	14,477,099	1.0
		137,959,599	9.4
	Health Care: 15.2%
196,149 @	BioMarin Pharmaceutical, Inc.	26,829,260	1.8
254,377	Cardinal Health, Inc.	21,278,636	1.5
157,140 @	Edwards Lifesciences Corp.	22,381,450	1.5
436,884 @	Hologic, Inc.	16,627,805	1.1
217,936 @	Medivation, Inc.	24,888,291	1.7
66,292 @	Mettler Toledo International, Inc.	22,636,067	1.6
266,910 @	Quintiles Transnational Holdings, Inc.	19,380,335	1.3
148,856 @	Waters Corp.	19,110,133	1.3
551,965	Zoetis, Inc.	26,615,753	1.8
233,028	Other Securities	22,751,236	1.6
		222,498,966	15.2
	Industrials: 14.1%
464,490	Ametek, Inc.	25,444,762	1.7
157,569	Equifax, Inc.	15,298,374	1.1
311,081 @	Ingersoll-Rand PLC - Class A	20,973,081	1.4
244,283	Orbital ATK, Inc.	17,920,601	1.2
385,691	Paccar, Inc.	24,610,943	1.7
104,245	Roper Technologies, Inc.	17,978,093	1.2
837,266	Southwest Airlines Co.	27,705,132	1.9
490,683	Textron, Inc.	21,899,182	1.5
481,088	Waste Connections, Inc.	22,668,867	1.6
301,150	Other Securities	11,588,252	0.8
		206,087,287	14.1
	Information Technology: 19.9%
282,560 @	Akamai Technologies, Inc.	19,728,339	1.3
214,652 @	Ansys, Inc.	19,584,849	1.3
190,174 @	Check Point Software Technologies	15,128,342	1.0
385,780 @	Electronic Arts, Inc.	25,654,370	1.7
191,692 @	F5 Networks, Inc.	23,070,132	1.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
462,454 @	Freescale Semiconductor Holdings Ltd.	$18,484,286	1.3
301,056	Intuit, Inc.	30,337,413	2.1
521,033	Microchip Technology, Inc.	24,709,990	1.7
106,311 @	Palo Alto Networks, Inc.	18,572,532	1.3
264,330 @	Qorvo, Inc.	21,217,769	1.4
362,668 @	Red Hat, Inc.	27,537,381	1.9
362,617 @	SolarWinds, Inc.	16,727,522	1.1
562,520 @	Vantiv, Inc.	21,482,639	1.5
189,298	Other Securities	9,466,793	0.7
		291,702,357	19.9
	Materials: 5.5%
349,719 @	Crown Holdings, Inc.	18,503,632	1.3
181,780	Eastman Chemical Co.	14,873,240	1.0
295,624	Packaging Corp. of America	18,473,544	1.2
105,178	Sherwin-Williams Co.	28,926,053	2.0
		80,776,469	5.5
	Telecommunication Services: 1.0%
280,717 @	Level 3 Communications, Inc.	14,785,365	1.0
	Total Common Stock (Cost $1,252,161,405)	1,445,476,576	98.8
SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
28,253,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $28,253,000)	28,253,000	1.9
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds (continued)
Total Short-Term Investments (Cost $28,253,000)	$28,253,000	1.9
Total Investments in Securities (Cost $1,280,414,405)	$1,473,729,576	100.7
Liabilities in Excess of Other Assets	(10,022,710)	(0.7)
Net Assets	$1,463,706,866	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

Cost for federal income tax purposes is $1,281,051,746.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$212,452,932
Gross Unrealized Depreciation	(19,775,102)
Net Unrealized Appreciation	$192,677,830

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$1,445,476,576	$—	$—	$1,445,476,576
Short-Term Investments	28,253,000	—	—	28,253,000
Total Investments, at fair value	$1,473,729,576	$—	$—	$1,473,729,576

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Health Care	24.0%
Information Technology	21.8%
Consumer Discretionary	18.0%
Industrials	14.0%
Financials	8.7%
Materials	4.5%
Energy	2.3%
Exchange-Traded Funds	2.2%
Consumer Staples	1.5%
Assets in Excess of Other Liabilities*	3.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 94.8%
	Consumer Discretionary: 18.0%
132,904	Bloomin Brands, Inc.	$2,837,500	0.8
64,100 @	Burlington Stores, Inc.	3,281,920	0.9
60,000	Cheesecake Factory	3,272,100	0.9
136,100	Dana Holding Corp.	2,800,938	0.7
101,600	Finish Line, Inc.	2,826,512	0.7
32,500	Jack in the Box, Inc.	2,865,200	0.8
135,500 @	La Quinta Holdings, Inc.	3,096,175	0.8
90,756 @	LKQ Corp.	2,744,915	0.7
57,404	Monro Muffler Brake, Inc.	3,568,233	1.0
46,118	Pool Corp.	3,236,561	0.9
42,894	Vail Resorts, Inc.	4,684,025	1.3
939,468	Other Securities(a)	31,292,554	8.5
		66,506,633	18.0
	Consumer Staples: 1.5%
34,200	Casey’s General Stores, Inc.	3,274,308	0.9
111,225	Other Securities	2,352,409	0.6
		5,626,717	1.5
	Energy: 2.3%
63,200 @	Carrizo Oil & Gas, Inc.	3,111,968	0.9
330,316	Other Securities	5,227,285	1.4
		8,339,253	2.3
	Financials: 8.7%
61,852	Evercore Partners, Inc.	3,337,534	0.9
341,300 @	MGIC Investment Corp.	3,883,994	1.1
52,486 @	PRA Group, Inc.	3,270,403	0.9
18,976 @	Signature Bank	2,777,896	0.8
20,258 @	SVB Financial Group	2,916,747	0.8
445,543	Other Securities(a)	15,686,569	4.2
		31,873,143	8.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 24.0%
76,200 @	Air Methods Corp.	$3,150,108	0.9
39,100 @	Charles River Laboratories International, Inc.	2,750,294	0.8
91,387	Healthsouth Corp.	4,209,285	1.1
57,470 @	IPC The Hospitalist Co., Inc.	3,183,263	0.9
79,900 @	Masimo Corp.	3,095,326	0.8
56,473	Steris Corp.	3,639,120	1.0
65,500 @	Team Health Holdings, Inc.	4,279,115	1.2
35,500 @	WellCare Health Plans, Inc.	3,011,465	0.8
2,051,458	Other Securities(a)	61,030,021	16.5
		88,347,997	24.0
	Industrials: 14.0%
32,500	CEB, Inc.	2,829,450	0.8
51,000	Clarcor, Inc.	3,174,240	0.9
52,400	EnPro Industries, Inc.	2,998,328	0.8
94,506	Healthcare Services Group, Inc.	3,123,423	0.8
72,800	KAR Auction Services, Inc.	2,722,720	0.7
122,400	Knight Transportation, Inc.	3,272,976	0.9
85,700	Simpson Manufacturing Co., Inc.	2,913,800	0.8
48,600	Toro Co.	3,294,108	0.9
59,500	Watts Water Technologies, Inc.	3,085,075	0.8
571,111	Other Securities(a)	24,262,159	6.6
		51,676,279	14.0
	Information Technology: 21.8%
93,238 @	Cardtronics, Inc.	3,454,468	0.9
68,200 @	Commvault Systems, Inc.	2,892,362	0.8
63,200 @	DealerTrack Holdings, Inc.	3,968,328	1.1
61,516 @	Guidewire Software, Inc.	3,256,042	0.9
55,900	j2 Global, Inc.	3,797,846	1.0
39,900	Littelfuse, Inc.	3,786,111	1.0
71,539 @	Plexus Corp.	3,139,131	0.9
107,000 @	QLIK Technologies, Inc.	3,740,720	1.0
58,600 @	Synchronoss Technologies, Inc.	2,679,778	0.7
18,500 @	Ultimate Software Group, Inc.	3,040,290	0.8
28,673 @	WEX, Inc.	3,267,862	0.9
1,867,674	Other Securities(a)	43,524,254	11.8
		80,547,192	21.8
	Materials: 4.5%
83,500 @	Boise Cascade Co.	3,062,780	0.8
66,950	HB Fuller Co.	2,719,509	0.7
46,900	Minerals Technologies, Inc.	3,195,297	0.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
640,000	Other Securities	$7,662,741	2.1
		16,640,327	4.5
	Total Common Stock (Cost $280,243,548)	349,557,541	94.8
EXCHANGE-TRADED FUNDS: 2.2%
53,307	iShares Russell 2000 Growth Index Fund	8,240,196	2.2
	Total Exchange-Traded Funds (Cost $6,235,776)	8,240,196	2.2
	Total Long-Term Investments (Cost $286,479,324)	357,797,737	97.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.1%
	Securities Lending Collateralcc: 3.5%
3,048,103	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $3,048,116, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $3,109,065, due 07/15/15-05/20/65)	3,048,103	0.9
3,048,103	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $3,048,118, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $3,109,050, due 11/15/15-03/01/48)	3,048,103	0.8
3,048,103	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $3,048,115, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,109,066, due 07/31/15-05/20/65)	3,048,103	0.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,238,318	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $2,238,324, collateralized by various U.S. Government Agency Obligations, 2.375%-6.500%, Market Value plus accrued interest $2,283,084, due 03/01/19-02/20/65)	$2,238,318	0.6
1,451,450	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,451,458, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,481,035, due 01/15/17-01/15/29)	1,451,450	0.4
		12,834,077	3.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
13,308,131	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $13,308,131)	13,308,131	3.6
	Total Short-Term Investments (Cost $26,142,208)	26,142,208	7.1
	Total Investments in Securities (Cost $312,621,532)	$383,939,945	104.1
	Liabilities in Excess of Other Assets	(14,969,698)	(4.1)
	Net Assets	$368,970,247	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2015 (Unaudited) (continued)

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $313,246,779.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$81,691,859
Gross Unrealized Depreciation	(10,998,693)
Net Unrealized Appreciation	$70,693,166

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$349,557,541	$—	$—	$349,557,541
Exchange-Traded Funds	8,240,196	—	—	8,240,196
Short-Term Investments	13,308,131	12,834,077	—	26,142,208
Total Investments, at fair value	$371,105,868	$12,834,077	$—	$383,939,945

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

aDVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENTS
At a meeting held on March 12, 2015, the Board of Trustees (the “Board”) of Voya Variable Products Trust (the “Trust”), including a majority of Board members who have no direct or indirect interest in the advisory agreements (“Independent Trustees”) of Voya MidCap Opportunities Portfolio and Voya Small Cap Opportunities Portfolio (each a “Portfolio” and together, the “Portfolios”), each a series of the Trust, approved amending and restating the Investment Management Agreements between the Trust, on behalf of the Portfolios, and Voya Investments, LLC (the “Adviser”) so that, effective May 1, 2015, the terms of each Portfolio’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Portfolio’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolio and, under each Portfolio’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Portfolio.
In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Portfolios’ advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided, on September 12, 2014, when it renewed the Agreements. On September 12, 2014, the Board concluded, in light of all factors it considered, to renew the Agreements and that the fee rates set forth in the Agreements were fair and reasonable. Among other factors considered at that meeting, the Board considered: (1) the nature, extent and quality of services provided under the Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Agreements; (3) the existence of any
“fall-out” benefits to the Adviser and its affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser and its affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the Agreements on September 12, 2014, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to shareholders for the period ended December 31, 2014.
On March 12, 2015, the Board, including the Independent Trustees, approved the Amended and Restated Investment Management Agreements. In analyzing whether to approve the Amended and Restated Investment Management Agreements, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of these Agreements and Management’s rationale for proposing the amendments that combine the terms of each Portfolio’s investment management and administrative services arrangements under a single agreement; (2) Management’s representations that, under the Amended and Restated Investment Management Agreements, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Portfolios; (3) Management’s confirmation that the implementation of the Amended and Restated Investment Management Agreements would result in no change in the scope of services that the Adviser provides to the Portfolios and that the personnel who have provided administrative and advisory services to the Portfolios previously would continue to do so after the Amended and Restated Investment Management Agreements become effective; and (4) representations from Management that the combination of the Agreements better aligns the Portfolios’ contracts with the manner in which the Adviser and its affiliates provide such services to the Portfolios. In approving the amendments to the Portfolios’ Investment Management Agreements, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
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VPSAR-VPTADVISS2 (0615-081815)

Item 2. Code of Ethics.
Not required for semi-annual filing.
Item 3. Audit Committee Financial Expert.
Not required for semi-annual filing.
Item 4. Principal Accountant Fees and Services.
Not required for semi-annual filing.
Item 5. Audit Committee of Listed Registrants.
Not required for semi-annual filing.
Item 6. Schedule of Investments.
Filed herein.

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Consumer Discretionary: 24.0%
232,320 @	AMC Networks, Inc.	$19,015,392	1.3
373,825	Brinker International, Inc.	21,551,011	1.5
41,414 @	Chipotle Mexican Grill, Inc.	25,055,056	1.7
554,102	Coach, Inc.	19,177,470	1.3
190,850	Dollar General Corp.	14,836,679	1.0
133,990	Domino’s Pizza, Inc.	15,194,466	1.1
382,368 @	Five Below, Inc.	15,115,007	1.0
199,930	Hasbro, Inc.	14,952,765	1.0
898,100 @	Hilton Worldwide Holdings, Inc.	24,742,655	1.7
420,824	Jarden Corp.	21,777,642	1.5
356,246	Kohl’s Corp.	22,304,562	1.5
158,451	Lear Corp.	17,787,709	1.2
278,510 @	Lululemon Athletica, Inc.	18,186,703	1.3
187,523	Marriott International, Inc.	13,949,836	1.0
370,806	Ross Stores, Inc.	18,024,880	1.2
492,056 @	Starz	22,004,744	1.5
217,595	Tractor Supply Co.	19,570,494	1.3
176,957 @	Ulta Salon Cosmetics & Fragrance, Inc.	27,331,009	1.9
		350,578,080	24.0
	Consumer Staples: 7.4%
232,019	Church & Dwight Co., Inc.	18,823,702	1.3
509,659	Coca-Cola Enterprises, Inc.	22,139,587	1.5
345,155	Hain Celestial Group, Inc.	22,731,908	1.6
220,867 @	Monster Beverage Corp.	29,600,595	2.0
1,763,809 @	Rite Aid Corp.	14,727,805	1.0
		108,023,597	7.4
	Energy: 2.3%
193,051 @	Cameron International Corp.	10,110,081	0.7
151,480	EQT Corp.	12,321,383	0.9
316,470 @	Whiting Petroleum Corp.	10,633,392	0.7
		33,064,856	2.3
	Financials: 9.4%
94,007 @	Affiliated Managers Group, Inc.	20,549,930	1.4
204,662	Ameriprise Financial, Inc.	25,568,424	1.7
315,906 @	Aon PLC	31,489,510	2.2
315,854	Extra Space Storage, Inc.	20,599,998	1.4
113,030	Intercontinental Exchange, Inc.	25,274,638	1.7
244,463	Lincoln National Corp.	14,477,099	1.0
		137,959,599	9.4
	Health Care: 15.2%
196,149 @	BioMarin Pharmaceutical, Inc.	26,829,260	1.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
254,377	Cardinal Health, Inc.	$21,278,636	1.5
62,089 @	DexCom, Inc.	4,965,878	0.4
157,140 @	Edwards Lifesciences Corp.	22,381,450	1.5
436,884 @	Hologic, Inc.	16,627,805	1.1
14,846 @	Intuitive Surgical, Inc.	7,192,887	0.5
217,936 @	Medivation, Inc.	24,888,291	1.7
66,292 @	Mettler Toledo International, Inc.	22,636,067	1.6
156,093 @	Mylan NV	10,592,471	0.7
266,910 @	Quintiles Transnational Holdings, Inc.	19,380,335	1.3
148,856 @	Waters Corp.	19,110,133	1.3
551,965	Zoetis, Inc.	26,615,753	1.8
		222,498,966	15.2
	Industrials: 14.1%
464,490	Ametek, Inc.	25,444,762	1.7
157,569	Equifax, Inc.	15,298,374	1.1
311,081 @	Ingersoll-Rand PLC - Class A	20,973,081	1.4
244,283	Orbital ATK, Inc.	17,920,601	1.2
385,691	Paccar, Inc.	24,610,943	1.7
104,245	Roper Technologies, Inc.	17,978,093	1.2
837,266	Southwest Airlines Co.	27,705,132	1.9
490,683	Textron, Inc.	21,899,182	1.5
301,150 @	Tyco International Plc	11,588,252	0.8
481,088	Waste Connections, Inc.	22,668,867	1.6
		206,087,287	14.1
	Information Technology: 19.9%
282,560 @	Akamai Technologies, Inc.	19,728,339	1.3
214,652 @	Ansys, Inc.	19,584,849	1.3
189,298	Broadridge Financial Solutions, Inc. ADR	9,466,793	0.6
190,174 @	Check Point Software Technologies	15,128,342	1.0
385,780 @	Electronic Arts, Inc.	25,654,370	1.8
191,692 @	F5 Networks, Inc.	23,070,132	1.6
462,454 @	Freescale Semiconductor Holdings Ltd.	18,484,286	1.3
301,056	Intuit, Inc.	30,337,413	2.1
521,033	Microchip Technology, Inc.	24,709,990	1.7
106,311 @	Palo Alto Networks, Inc.	18,572,532	1.3
264,330 @	Qorvo, Inc.	21,217,769	1.4
362,668 @	Red Hat, Inc.	27,537,381	1.9
362,617 @	SolarWinds, Inc.	16,727,522	1.1
562,520 @	Vantiv, Inc.	21,482,639	1.5
		291,702,357	19.9

1

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 5.5%
349,719 @	Crown Holdings, Inc.	$18,503,632	1.3
181,780	Eastman Chemical Co.	14,873,240	1.0
295,624	Packaging Corp. of America	18,473,544	1.2
105,178	Sherwin-Williams Co.	28,926,053	2.0
		80,776,469	5.5
	Telecommunication Services: 1.0%
280,717 @	Level 3 Communications, Inc.	14,785,365	1.0
	Total Common Stock (Cost $1,252,161,405)	1,445,476,576	98.8
SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
28,253,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $28,253,000)	28,253,000	1.9
	Total Short-Term Investments (Cost $28,253,000)	28,253,000	1.9
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds (continued)
Total Investments in Securities (Cost $1,280,414,405)	$1,473,729,576	100.7
Liabilities in Excess of Other Assets	(10,022,710)	(0.7)
Net Assets	$1,463,706,866	100.0

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

Cost for federal income tax purposes is $1,281,051,746.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$212,452,932
Gross Unrealized Depreciation	(19,775,102)
Net Unrealized Appreciation	$192,677,830

2

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 94.8%
	Consumer Discretionary: 18.0%
52,891	Arctic Cat, Inc.	$1,756,510	0.5
132,904	Bloomin Brands, Inc.	2,837,500	0.8
42,537 @	Bright Horizons Family Solutions, Inc.	2,458,639	0.7
16,600 @	Buffalo Wild Wings, Inc.	2,601,054	0.7
64,100 @	Burlington Stores, Inc.	3,281,920	0.9
147,873	Callaway Golf Co.	1,321,985	0.3
60,000	Cheesecake Factory	3,272,100	0.9
40,500	Childrens Place Retail Stores, Inc.	2,649,105	0.7
65,766	Cinemark Holdings, Inc.	2,641,820	0.7
136,100	Dana Holding Corp.	2,800,938	0.7
75,585 @	Express, Inc.	1,368,844	0.4
101,600	Finish Line, Inc.	2,826,512	0.8
46,399 @	Hibbett Sporting Goods, Inc.	2,161,266	0.6
35,632 @	Imax Corp.	1,434,901	0.4
32,500	Jack in the Box, Inc.	2,865,200	0.8
135,500 @	La Quinta Holdings, Inc.	3,096,175	0.8
90,756 @	LKQ Corp.	2,744,915	0.7
57,404	Monro Muffler Brake, Inc.	3,568,233	1.0
102,759 L	Pier 1 Imports, Inc.	1,297,846	0.3
46,118	Pool Corp.	3,236,561	0.9
20,900 @	Red Robin Gourmet Burgers, Inc.	1,793,638	0.5
11,900 @	Restoration Hardware Holdings, Inc.	1,161,797	0.3
72,600 @	Sally Beauty Holdings, Inc.	2,292,708	0.6
118,268 @,L	Smith & Wesson Holding Corp.	1,962,066	0.5
48,000	Sotheby’s	2,171,520	0.6
41,258 @	Steiner Leisure Ltd.	2,218,855	0.6
42,894	Vail Resorts, Inc.	4,684,025	1.3
		66,506,633	18.0
	Consumer Staples: 1.5%
34,200	Casey’s General Stores, Inc.	3,274,308	0.9
111,225	Flowers Foods, Inc.	2,352,409	0.6
		5,626,717	1.5
	Energy: 2.3%
153,900 @	Bill Barrett Corp.	1,322,001	0.4
113,000 @	C&J Energy Services Ltd.	1,491,600	0.4
63,200 @	Carrizo Oil & Gas, Inc.	3,111,968	0.8
14,416 @	Dril-Quip, Inc.	1,084,804	0.3
49,000 @	Unit Corp.	1,328,880	0.4
		8,339,253	2.3
	Financials : 8.7%
85,500	Colony Capital, Inc.	1,936,575	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
40,080	Coresite Realty Corp.	$1,821,235	0.5
61,852	Evercore Partners, Inc.	3,337,534	0.9
48,133 L	Financial Engines, Inc.	2,044,690	0.6
63,300	First American Financial Corp.	2,355,393	0.6
22,484	MarketAxess Holdings, Inc.	2,085,841	0.6
341,300 @	MGIC Investment Corp.	3,883,994	1.1
52,486 @	PRA Group, Inc.	3,270,403	0.9
18,976 @	Signature Bank	2,777,896	0.8
25,432 @	Springleaf Holdings, Inc.	1,167,583	0.3
20,258 @	SVB Financial Group	2,916,747	0.8
70,014	The Geo Group, Inc.	2,391,678	0.6
90,600	Urban Edge Properties	1,883,574	0.5
		31,873,143	8.7
	Health Care: 24.0%
60,100 @	Acadia Pharmaceuticals, Inc.	2,516,988	0.7
50,200 @	Acorda Therapeutics, Inc.	1,673,166	0.4
76,200 @	Air Methods Corp.	3,150,108	0.8
13,800 @	Alkermes PLC	887,892	0.2
123,700 @	BioDelivery Sciences International, Inc.	984,652	0.3
11,285 @	Bio-Rad Laboratories, Inc.	1,699,634	0.5
73,000 @	Celldex Therapeutics, Inc.	1,841,060	0.5
39,800 @	Cempra, Inc.	1,367,528	0.4
39,100 @	Charles River Laboratories International, Inc.	2,750,294	0.7
13,100 @	Clovis Oncology, Inc.	1,151,228	0.3
53,400 @	Cynosure, Inc.	2,060,172	0.6
79,560 @	Depomed, Inc.	1,707,358	0.5
91,700 @	Dyax, Corp.	2,430,050	0.7
26,000 @	Enanta Pharmaceuticals, Inc.	1,169,740	0.3
17,200 @,L	Esperion Therapeutics, Inc.	1,406,272	0.4
38,084 @	Haemonetics Corp.	1,575,154	0.4
78,100 @,L	Halozyme Therapeutics, Inc.	1,763,498	0.5
91,387	Healthsouth Corp.	4,209,285	1.1
47,400	Hill-Rom Holdings, Inc.	2,575,242	0.7
24,005 @	Impax Laboratories, Inc.	1,102,310	0.3
57,470 @	IPC The Hospitalist Co., Inc.	3,183,263	0.9
63,654 @	Luminex Corp.	1,098,668	0.3
39,000 @	MacroGenics, Inc.	1,480,830	0.4
79,900 @	Masimo Corp.	3,095,326	0.8
54,966 @	Medicines Co.	1,572,577	0.4
26,734 @	Mednax, Inc.	1,981,257	0.5
99,400 @	Merit Medical Systems, Inc.	2,141,076	0.6

3

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
124,938 @,L	Merrimack Pharmaceuticals, Inc.	$1,544,858	0.4
49,508 @	Momenta Pharmaceuticals, Inc.	1,129,278	0.3
124,820 @	Nektar Therapeutics	1,561,498	0.4
36,327 @	Neogen Corp.	1,723,353	0.5
35,300 @	Neurocrine Biosciences, Inc.	1,685,928	0.5
44,300 @	Omnicell, Inc.	1,670,553	0.4
63,350	Owens & Minor, Inc.	2,153,900	0.6
26,400 @	Pacira Pharmaceuticals, Inc./DE	1,867,008	0.5
5,100 @	Receptos, Inc.	969,255	0.3
119,401 @	Sangamo Biosciences, Inc.	1,324,157	0.4
30,061 @,L	Seattle Genetics, Inc.	1,454,952	0.4
142,900 @	Select Medical Holdings Corp.	2,314,980	0.6
56,473	Steris Corp.	3,639,120	1.0
35,265 @	Surgical Care Affiliates, Inc.	1,353,471	0.4
65,500 @	Team Health Holdings, Inc.	4,279,115	1.2
33,800 @	Tetraphase Pharmaceuticals, Inc.	1,603,472	0.4
55,800 @	Thoratec Corp.	2,487,006	0.7
35,500 @	WellCare Health Plans, Inc.	3,011,465	0.8
		88,347,997	24.0
	Industrials : 14.0%
114,200	Actuant Corp.	2,636,878	0.7
45,900 @	Advisory Board Co.	2,509,353	0.7
48,100 @	Beacon Roofing Supply, Inc.	1,597,882	0.4
32,500	CEB, Inc.	2,829,450	0.8
51,000	Clarcor, Inc.	3,174,240	0.9
52,400	EnPro Industries, Inc.	2,998,328	0.8
70,500	Gorman-Rupp Co.	1,979,640	0.5
94,506	Healthcare Services Group, Inc.	3,123,423	0.8
60,200 @	HUB Group, Inc.	2,428,468	0.7
72,800	KAR Auction Services, Inc.	2,722,720	0.7
122,400	Knight Transportation, Inc.	3,272,976	0.9
20,816 L	Lindsay Manufacturing Co.	1,829,935	0.5
33,536	Regal-Beloit Corp.	2,434,378	0.7
85,700	Simpson Manufacturing Co., Inc.	2,913,800	0.8
24,300 @	Teledyne Technologies, Inc.	2,563,893	0.7
48,600	Toro Co.	3,294,108	0.9
67,920 @	TrueBlue, Inc.	2,030,808	0.5
7,539 @	Univar, Inc.	196,240	0.1
30,500	Waste Connections, Inc.	1,437,160	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
59,500	Watts Water Technologies, Inc.	$3,085,075	0.8
47,600	Woodward, Inc.	2,617,524	0.7
		51,676,279	14.0
	Information Technology: 21.8%
28,876 @	Aspen Technology, Inc.	1,315,302	0.3
33,600 @	Barracuda Networks, Inc.	1,331,232	0.4
54,900 @	Black Knight Financial Services, Inc.	1,694,763	0.5
17,959	Blackbaud, Inc.	1,022,765	0.3
71,000 @	BroadSoft, Inc.	2,454,470	0.7
93,238 @	Cardtronics, Inc.	3,454,468	0.9
36,690 @	Coherent, Inc.	2,329,081	0.6
68,200 @	Commvault Systems, Inc.	2,892,362	0.8
63,200 @	DealerTrack Holdings, Inc.	3,968,328	1.1
31,300 @	Electronics for Imaging, Inc.	1,361,863	0.4
39,963 @	Faro Technologies, Inc.	1,866,272	0.5
68,000	Flir Systems, Inc.	2,095,760	0.6
61,516 @	Guidewire Software, Inc.	3,256,042	0.9
31,158 @	Imperva, Inc.	2,109,396	0.6
209,800	Intersil Corp.	2,624,598	0.7
55,900	j2 Global, Inc.	3,797,846	1.0
39,900	Littelfuse, Inc.	3,786,111	1.0
109,200 @	LivePerson, Inc.	1,071,252	0.3
29,400 @	Manhattan Associates, Inc.	1,753,710	0.5
33,100	MKS Instruments, Inc.	1,255,814	0.3
41,300	Monolithic Power Systems, Inc.	2,094,323	0.6
82,428	National Instruments Corp.	2,428,329	0.6
62,200 @,L	Nimble Storage, Inc.	1,745,332	0.5
71,539 @	Plexus Corp.	3,139,131	0.8
284,900 @	PMC - Sierra, Inc.	2,438,744	0.7
175,100 @	Polycom, Inc.	2,003,144	0.5
43,200	Power Integrations, Inc.	1,951,776	0.5
65,201 @	PROS Holdings, Inc.	1,376,393	0.4
107,000 @	QLIK Technologies, Inc.	3,740,720	1.0
78,800 @	SciQuest, Inc.	1,167,028	0.3
129,200 @	Semtech Corp.	2,564,620	0.7
33,203 @	SYKES Enterprises, Inc.	805,173	0.2
58,600 @	Synchronoss Technologies, Inc.	2,679,778	0.7
18,500 @	Ultimate Software Group, Inc.	3,040,290	0.8
28,673 @	WEX, Inc.	3,267,862	0.9
77,196 @	Xactly Corp.	663,114	0.2
		80,547,192	21.8

4

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 4.5%
83,500 @	Boise Cascade Co.	$3,062,780	0.8
144,700	Commercial Metals Co.	2,326,776	0.6
54,200	Greif, Inc. - Class A	1,943,070	0.5
66,950	HB Fuller Co.	2,719,509	0.7
359,700	Hecla Mining Co.	946,011	0.3
46,900	Minerals Technologies, Inc.	3,195,297	0.9
81,400	Worthington Industries, Inc.	2,446,884	0.7
		16,640,327	4.5
	Total Common Stock (Cost $280,243,548)	349,557,541	94.8
EXCHANGE-TRADED FUNDS: 2.2%
53,307	iShares Russell 2000 Growth Index Fund	8,240,196	2.2
	Total Exchange-Traded Funds (Cost $6,235,776)	8,240,196	2.2
	Total Long-Term Investments (Cost $286,479,324)	357,797,737	97.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.1%
	Securities Lending Collateralcc: 3.5%
3,048,103	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $3,048,116, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $3,109,065, due 07/15/15-05/20/65)	3,048,103	0.9
3,048,103	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $3,048,118, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $3,109,050, due 11/15/15-03/01/48)	3,048,103	0.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
3,048,103	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $3,048,115, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,109,066, due 07/31/15-05/20/65)	$3,048,103	0.8
2,238,318	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $2,238,324, collateralized by various U.S. Government Agency Obligations, 2.375%-6.500%, Market Value plus accrued interest $2,283,084, due 03/01/19-02/20/65)	2,238,318	0.6
1,451,450	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,451,458, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,481,035, due 01/15/17- 01/15/29)	1,451,450	0.4
		12,834,077	3.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
13,308,131	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $13,308,131)	13,308,131	3.6
	Total Short-Term Investments (Cost $26,142,208)	26,142,208	7.1

5

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds (continued)
Total Investments in Securities (Cost $312,621,532)	$383,939,945	104.1
Liabilities in Excess of Other Assets	(14,969,698)	(4.1)
Net Assets	$368,970,247	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $313,246,779.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$81,691,859
Gross Unrealized Depreciation	(10,998,693)
Net Unrealized Appreciation	$70,693,166

6

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.
The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.
The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.
Item 11. Controls and Procedures.
(a)
Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)
There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

7

Item 12. Exhibits.
(a)(1)
The Code of Ethics is not required for the semi-annual filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)
Not required for semi-annual filing.

(b)
The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

8

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant): Voya Variable Products Trust
By	/s/ Shaun P. Mathews Shaun P. Mathews President and Chief Executive Officer
Date: September 4, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By	/s/ Shaun P. Mathews Shaun P. Mathews President and Chief Executive Officer
Date: September 4, 2015
By	/s/ Todd Modic Todd Modic Senior Vice President and Chief Financial Officer
Date: September 4, 2015